Financial Instruments (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018
Level 1 [Member]
Liability
Derivative liability
Level 2 [Member]
Liability
Derivative liability
Level 3 [Member]
Liability
Derivative liability	$ 265	$ 1,117